Consolidation of ownership interest in Prudential Assurance Malaysia Berhad	12 Months Ended
Dec. 31, 2024
Consolidation of ownership interest in Prudential Assurance Malaysia Berhad
Consolidation of ownership interest in Prudential Assurance Malaysia Berhad

D2    Consolidation of ownership interest in Prudential Assurance Malaysia Berhad

The Group holds 51 per cent of the ordinary shares of the holding company of Prudential Assurance Malaysia Berhad, or PAMB, which is its conventional life insurance business in Malaysia. Detik Ria Sdn Bhd ('Detik Ria') holds the other 49 per cent. There was an agreement between the Group and Detik Ria that allowed the Group to acquire from Detik Ria its 49 per cent shareholding. In 2008, Detik Ria exercised the put option for which it received payments in accordance with the agreement. When Detik Ria failed to complete the share transfer in 2019, the Group filed a legal action against Detik Ria with the Kuala Lumpur High Court in Malaysia to enforce its rights. Subsequent decisions by the High Court and the Court of Appeal were both made in favour of the Group in confirming the contractual rights of the Group to acquire the 49 per cent shareholding. Following a further appeal made by Detik Ria, on 30 July 2024 the Federal Court of Malaysia overturned the previous rulings of the High Court and the Court of Appeal. This Federal Court of Malaysia decision does not affect the Group's ongoing consolidation of the business of PAMB, which remains a subsidiary controlled by the Group, but the Group has, in the 2024 financial statements, reflected a 49 per cent non-controlling interest instead of the previously consolidated 100 per cent economic interest. The non-controlling interest at 31 December 2024 was $1,055 million comprising $886 million at 1 January 2024 and $169 million in respect of the profit earned and effect of exchange translation difference during 2024.

The Federal Court of Malaysia also directed Detik Ria to return the consideration payments it has previously received from the Group of circa $29 million, which includes interest.

The Group’s performance metrics are shown before the effect of non-controlling interests in line with the Group’s policy.